Consolidated Statements of Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in- capital	Accumulated other comprehensive (loss) income	Retained earnings	Total
Balance at Mar. 31, 2022	$ 265	$ 20	$ 957,394	$ (13,601)	$ 834,392	$ 1,778,470
Balance (in Shares) at Mar. 31, 2022	26,505,000	1,995,000
Net income					879,554	879,554
Foreign currency translation adjustment				(5,798)		(5,798)
Balance at Mar. 31, 2023	$ 265	$ 20	957,394	(19,399)	1,713,946	2,652,226
Balance (in Shares) at Mar. 31, 2023	26,505,000	1,995,000
Net income					929,912	929,912
Dividend declared (Note 14)					(549,521)	(549,521)
Foreign currency translation adjustment				9,138		9,138
Balance at Mar. 31, 2024	$ 265	$ 20	957,394	(10,261)	2,094,337	3,041,755
Balance (in Shares) at Mar. 31, 2024	26,505,000	1,995,000
Net income					727,447	727,447
Issue of shares pursuant to IPO, net of offering costs (Note 14)	$ 17		4,807,305			4,807,322
Issue of shares pursuant to IPO, net of offering costs (Note 14) (in Shares)	1,725,000
Foreign currency translation adjustment				15,599		15,599
Balance at Mar. 31, 2025	$ 282	$ 20	$ 5,764,699	$ 5,338	$ 2,821,784	$ 8,592,123
Balance (in Shares) at Mar. 31, 2025	28,230,000	1,995,000